Summary of Significant Accounting Policies - Operating Expenses - Other (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative	$ 14,660	$ 18,677	$ 25,678	$ 37,477	$ 83,471	$ 85,717	$ 24,395
Total other	2,172	692	8,605	942
Employee Severance
Employment-related expenses	261		3,879		$ 1,790
Legal-related expenses	1,911	692	4,726	942
Total other	$ 2,172	692	$ 8,605	942
Prior period reclassification
General and administrative		$ 700		$ 900